Pension and Other Postretirement Benefits (Details) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Dec. 31, 2014	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Contributions to pension trust		$ 0.0	$ 1.0	$ 24.1	$ 196.5	$ 181.1
Amounts recognized in the consolidated balance sheets:
Current liabilities	$ (55.6)	(78.4)		(77.7)	(55.6)
Noncurrent liabilities	(1,225.3)	(1,132.4)		(1,146.9)	(1,225.3)
Amounts recognized in accumulated other comprehensive income, before tax:
Defined Benefit Plan, Expected Future Benefit Payments Net Of Prescription Drug Subsidy Receipts, Next Twelve Months				46.5
Pension Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Expected Contributions in Current Fiscal Year		0.0
Future pension contributions in next fiscal year		50.0		0.0
Defined Benefit Plans, Estimated Future Employer Contributions, Year Two		75.0		50.0
Defined Benefit Plans, Estimated Future Employer Contributions, Year Three				75.0
Change in benefit obligations:
Benefit obligations at beginning of year		3,247.4	3,545.2	3,545.2	3,380.6
Service cost		0.7	0.6	2.2	1.7	2.4
Interest cost		32.0	32.5	130.0	146.0	138.8
Plan participants' contributions				0.0	0.0
Actuarial loss (gain)				147.8	(432.1)
Amendments				13.3	2.0
Dearborn acquisition				0.0	0.0
Contributions to retirees VEBAs				0.0	0.0
Benefits paid				(295.1)	(416.6)
Medicare subsidy reimbursement received				0.0	0.0
Foreign currency exchange rate changes				(0.4)	(0.6)
Benefit obligations at end of year	3,545.2			3,247.4	3,545.2	3,380.6
Change in plan assets:
Fair value of plan assets at beginning of year		2,511.4	2,863.6	2,863.6	2,808.5
Actual gain (loss) on plan assets				(93.6)	257.8
Employer contributions				36.5	213.9
Plan participants' contributions				0.0	0.0
Benefits paid				(295.1)	(416.6)
Medicare subsidy reimbursement received				0.0	0.0
Fair value of plan assets at end of year	2,863.6			2,511.4	2,863.6	2,808.5
Funded status	(681.6)			(736.0)	(681.6)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(2.1)			(31.2)	(2.1)
Noncurrent liabilities	(679.5)			(704.8)	(679.5)
Net amount recognized	(681.6)			(736.0)	(681.6)
Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	355.7			323.5	355.7
Prior service cost (credit)	16.3			25.1	16.3
Net amount recognized	372.0			348.6	372.0
Aggregate accumulated benefit obligation	3,513.7			3,222.0	3,513.7
Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligations:
Benefit obligations at beginning of year		488.6	599.3	599.3	479.2
Service cost		1.2	1.8	7.1	4.9	4.7
Interest cost		5.0	5.6	22.5	21.7	21.0
Plan participants' contributions				24.9	25.4
Actuarial loss (gain)				83.3	(45.1)
Amendments				(5.6)	(12.8)
Dearborn acquisition				0.0	128.2
Benefits paid				(76.5)	(96.6)
Medicare subsidy reimbursement received				3.3	7.3
Foreign currency exchange rate changes				0.0	0.0
Benefit obligations at end of year	599.3			488.6	599.3	479.2
Change in plan assets:
Fair value of plan assets at beginning of year		$ 0.0	$ 0.0	0.0	0.0
Actual gain (loss) on plan assets				0.0	0.0
Employer contributions				48.3	63.9
Plan participants' contributions				24.9	25.4
Benefits paid				(76.5)	(96.6)
Medicare subsidy reimbursement received				3.3	7.3
Fair value of plan assets at end of year	0.0			0.0	0.0	$ 0.0
Funded status	(599.3)			(488.6)	(599.3)
Amounts recognized in the consolidated balance sheets:
Current liabilities	(53.5)			(46.5)	(53.5)
Noncurrent liabilities	(545.8)			(442.1)	(545.8)
Net amount recognized	(599.3)			(488.6)	(599.3)
Amounts recognized in accumulated other comprehensive income, before tax:
Actuarial loss (gain)	23.1			(48.8)	23.1
Prior service cost (credit)	(258.1)			(199.0)	(258.1)
Net amount recognized	(235.0)			(247.8)	(235.0)
Zanesville Works Retiree Healthcare Benefits Litigation [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Defined Benefit Plan Disclosure [Line Items]
Contributions to retirees VEBAs				3.1
Change in benefit obligations:
Contributions to retirees VEBAs				(3.1)	(3.1)
Correction of Census Data [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)					25.8
Change in Assumptions for Pension Plans [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)				7.0	(233.5)
Change In Assumptions For Other Postretirement Benefit Plans [Member] | Other Postretirement Benefit Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)				$ 58.0	$ (12.0)
Postretirement Plan Obligation Settlement [Member] | Pension Plans, Defined Benefit [Member]
Change in benefit obligations:
Actuarial loss (gain)	20.0
Amounts recognized in accumulated other comprehensive income, before tax:
Defined Benefit Plan, Settlements, Plan Assets	$ 105.0